Trade and other payables - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Dividends payable	$ 668,383	$ 392,346
Ecopetrol S.A.
Trade and other payables
Dividends payable	3,947	3,667
Interconexion Electrica S.A. E.S.P.
Trade and other payables
Dividends payable	636,081	366,999
Inversiones de Gases de Colombia S.A.
Trade and other payables
Dividends payable	1,747	$ 21,680
Oleoducto de Colombia S.A.
Trade and other payables
Dividends payable	$ 26,608